CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Investment reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Beginning balances at Dec. 31, 2021	R$ 9,269,281	R$ (33,735)	R$ 15,455	R$ (218,265)	R$ 812,909	R$ 235,019	R$ 2,513,663	R$ 279,344	R$ 0	R$ 86,889	R$ 2,114,907	R$ 0	R$ 15,075,467	R$ 99,663	R$ 15,175,130
Total comprehensive income
Net income for the period												10,480,342	10,480,342	7,557	10,487,899
Other comprehensive income for the period											(8,224)		(8,224)		(8,224)
Transactions with shareholders:
Stock options granted			2,668										2,668		2,668
Shares granted			(2,365)	2,365
Shares repurchased				(601,551)									(601,551)		(601,551)
Unclaimed dividends forfeited												194	194		194
Fair value attributable to non-controlling interests														(2,539)	(2,539)
Proposed additional dividend payment							(97)			(86,889)			(86,986)		(86,986)
Payment of supplementary dividends							(719,903)	(80,000)					(799,903)		(799,903)
Internal changes in equity:
Proposed minimum mandatory dividends					(502)		502
Realization of deemed cost, net of taxes											(57,845)	57,845
Ending balances at Jun. 30, 2022	9,269,281	(33,735)	15,758	(817,451)	812,407	235,019	1,794,165	199,344	0	0	2,048,838	10,538,381	24,062,007	104,681	24,166,688
Beginning balances at Dec. 31, 2021	9,269,281	(33,735)	15,455	(218,265)	812,909	235,019	2,513,663	279,344	0	86,889	2,114,907	0	15,075,467	99,663	15,175,130
Transactions with shareholders:
Shares repurchased															(1,904,424)
Ending balances at Dec. 31, 2022	9,269,281	(33,735)	18,425	(2,120,324)	879,278	1,404,099	19,732,050	2,192,442	0	0	1,719,516	0	33,061,032	105,333	33,166,365
Total comprehensive income
Net income for the period												10,310,498	10,310,498	9,918	10,320,416
Other comprehensive income for the period											(9,740)		(9,740)		(9,740)
Transactions with shareholders:
Shares granted			4,159										4,159		4,159
Shares repurchased				(778,500)									(778,500)		(778,500)
Treasury shares cancelled				1,517,224				(1,517,224)
Fair value attributable to non-controlling interests														(2,687)	(2,687)
Internal changes in equity:
Constitution of reserves							(14,972,324)		14,972,324
Realization of deemed cost, net of taxes											(59,626)	59,626
Ending balances at Jun. 30, 2023	R$ 9,269,281	R$ (33,735)	R$ 22,584	R$ (1,381,600)	R$ 879,278	R$ 1,404,099	R$ 4,759,726	R$ 675,218	R$ 14,972,324	R$ 0	R$ 1,650,150	R$ 10,370,124	R$ 42,587,449	R$ 112,564	R$ 42,700,013